Tax-Managed Value Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.8%
Hexcel Corp.	82,243	$6,724,188
United Technologies Corp.	113,000	15,096,800

		$21,820,988

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	108,597	$9,092,827

		$9,092,827

Banks — 15.3%
Bank of America Corp.	233,970	$7,178,199
Citigroup, Inc.	81,079	5,769,582
JPMorgan Chase & Co.	345,410	40,067,560
KeyCorp	669,553	12,299,689
PNC Financial Services Group, Inc. (The)	142,029	20,295,944
U.S. Bancorp	237,562	13,576,668
Wells Fargo & Co.	386,390	18,705,140

		$117,892,782

Building Products — 0.6%
A.O. Smith Corp.	100,490	$4,567,271

		$4,567,271

Capital Markets — 2.5%
Ameriprise Financial, Inc.	32,971	$4,797,610
Charles Schwab Corp. (The)	332,667	14,377,868

		$19,175,478

Chemicals — 0.5%
DuPont de Nemours, Inc.	52,875	$3,815,460

		$3,815,460

Consumer Finance — 1.6%
American Express Co.	59,190	$7,361,460
Discover Financial Services	53,429	4,794,719

		$12,156,179

Containers & Packaging — 2.6%
Ball Corp.	203,965	$14,579,418
Packaging Corp. of America	55,675	5,621,505

		$20,200,923

Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.	462,890	$25,583,930

		$25,583,930

Electric Utilities — 4.1%
NextEra Energy, Inc.	151,637	$31,414,637

		$31,414,637

Security	Shares	Value
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	33,916	$5,453,014

		$5,453,014

Electronic Equipment, Instruments & Components — 0.7%
FLIR Systems, Inc.	103,993	$5,164,292

		$5,164,292

Entertainment — 1.7%
Walt Disney Co. (The)	92,603	$13,243,155

		$13,243,155

Equity Real Estate Investment Trusts (REITs) — 4.5%
AvalonBay Communities, Inc.	61,622	$12,866,057
Boston Properties, Inc.	59,105	7,858,010
Mid-America Apartment Communities, Inc.	42,931	5,058,989
Simon Property Group, Inc.	54,180	8,787,996

		$34,571,052

Food Products — 4.7%
McCormick & Co., Inc.	72,619	$11,513,016
Mondelez International, Inc., Class A	184,381	9,862,540
Nestle SA	138,900	14,735,509

		$36,111,065

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	61,563	$5,169,445
Boston Scientific Corp.(1)	239,134	10,153,630
Stryker Corp.	58,093	12,186,749

		$27,509,824

Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	52,261	$13,013,512

		$13,013,512

Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc., Class A	15,724	$2,186,579

		$2,186,579

Household Durables — 0.6%
D.R. Horton, Inc.	108,684	$4,991,856

		$4,991,856

Household Products — 0.7%
Procter & Gamble Co. (The)	46,913	$5,537,611

		$5,537,611

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	83,731	$14,440,248

		$14,440,248

Insurance — 2.8%
Allstate Corp. (The)	38,383	$4,122,334
Prudential Financial, Inc.	83,332	8,442,365
Travelers Cos., Inc. (The)	64,030	9,388,079

		$21,952,778

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A(1)	7,924	$9,653,017
Alphabet, Inc., Class C(1)	8,199	9,975,559

		$19,628,576

Security	Shares	Value
IT Services — 1.0%
Visa, Inc., Class A(2)	44,697	$7,956,066

		$7,956,066

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc.	62,720	$17,416,090

		$17,416,090

Metals & Mining — 0.4%
Steel Dynamics, Inc.	85,675	$2,699,619

		$2,699,619

Multi-Utilities — 3.4%
CMS Energy Corp.	68,853	$4,008,622
Sempra Energy	162,537	22,012,386

		$26,021,008

Oil, Gas & Consumable Fuels — 9.1%
Chevron Corp.	136,224	$16,770,537
ConocoPhillips	217,851	12,870,637
EOG Resources, Inc.	125,646	10,786,709
Exxon Mobil Corp.	249,154	18,527,091
Phillips 66	109,182	11,197,706

		$70,152,680

Personal Products — 2.3%
Estee Lauder Cos., Inc. (The), Class A	94,712	$17,445,003

		$17,445,003

Pharmaceuticals — 7.7%
Elanco Animal Health, Inc.(1)	78,772	$2,596,325
Eli Lilly & Co.	110,938	12,086,695
Johnson & Johnson	149,058	19,410,333
Merck & Co., Inc.	167,049	13,863,396
Zoetis, Inc.	101,295	11,637,783

		$59,594,532

Road & Rail — 1.2%
Union Pacific Corp.	50,876	$9,155,136

		$9,155,136

Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.	258,430	$13,063,636
QUALCOMM, Inc.	169,860	12,426,958

		$25,490,594

Software — 0.8%
Microsoft Corp.	25,630	$3,492,600
Oracle Corp.	52,884	2,977,369

		$6,469,969

Specialty Retail — 4.0%
Home Depot, Inc. (The)	81,060	$17,321,711
Tiffany & Co.	64,707	6,077,282
TJX Cos., Inc. (The)	68,155	3,718,537
Tractor Supply Co.	35,590	3,872,548

		$30,990,078

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	90,487	$19,277,351

		$19,277,351

Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.(1)	41,147	$7,862,780

		$7,862,780

Total Common Stocks (identified cost $369,659,892)		$770,054,943

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(3)	1,901,757	$1,901,757

Total Short-Term Investments (identified cost $1,901,748)		$1,901,757

Total Investments — 100.1% (identified cost $371,561,640)		$771,956,700

Other Assets, Less Liabilities — (0.1)%		$(903,213)

Net Assets — 100.0%		$771,053,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at July 31, 2019. The aggregate market value of securities on loan at July 31, 2019 was $7,874,720 and the total market value of the collateral received by the Portfolio was $8,195,460, comprised of U.S. Government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $24,062.

The Portfolio did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$58,455,661	$—		$—	$58,455,661
Consumer Discretionary	46,031,293	—		—	46,031,293
Consumer Staples	44,358,170	14,735,509		—	59,093,679
Energy	70,152,680	—		—	70,152,680
Financials	171,177,217	—		—	171,177,217
Health Care	117,533,958	—		—	117,533,958
Industrials	64,529,484	—		—	64,529,484
Information Technology	64,358,272	—		—	64,358,272
Materials	26,716,002	—		—	26,716,002
Real Estate	34,571,052	—		—	34,571,052
Utilities	57,435,645	—		—	57,435,645
Total Common Stocks	$755,319,434	$14,735,509	*	$—	$770,054,943
Short-Term Investments	$—	$1,901,757		$—	$1,901,757
Total Investments	$755,319,434	$16,637,266		$—	$771,956,700

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.